Share based compensation (Tables)	3 Months Ended
Mar. 31, 2025
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the Stocks

Changes in the TRSUs for the three months ended March 31, 2025 are set forth below:

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2025	283,757	$13.04
TRSUs granted during the three months ended March 31, 2025	123,080	$9.16
TRSUs vested during the three months ended March 31, 2025	(142,808)	$(7.82)
Balance as of March 31, 2025 (none of which are vested)	264,029	$14.05

Time Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested TRSU awards expected to be recognized through 2028 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2025(1)	$1,058
2026	833
2027	443
2028	63
$2,397
(1)	Nine-month period ending December 31, 2025

PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of changes in the Stocks

Performance-Based Restricted stock units (“PRSUs”)

Changes in the PRSUs for the three months ended March 31, 2025 are set forth below:

No. of PRSUs
Balance as of January 1, 2025	86,607
PRSUs granted during the three months ended March 31, 2025	51,537
PRSUs vested during the three months ended March 31, 2025	—
Balance as of March 31, 2025 (none of which are vested)	138,144

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested PRSU awards expected to be recognized through 2028 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2025(1)	$456
2026	449
2027	232
2028	33
$1,170
(1)	Nine-month period ending December 31, 2025